Note Related party transactions (Financial Condition accounts outstanding with PR Asset Portfolio 2013-1 International, LLC) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Deposits	$ (328,000)	$ (234,000)
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Loans	3,866	58,302
Accounts receivables (Other assets)	19	169
Deposits	(9,692)	(11,772)
Total	$ (5,807)	$ 46,699